PAUZE FUNDS(TM)

                Pauze U.S. Government Total Return Bond Fund(TM)
              Pauze U.S. Government Intermediate Term Bond Fund(TM)
                 Pauze U.S. Government Short Term Bond Fund(TM)

                               SEMI-ANNUAL REPORT

                                October 31, 1999

Dear Investor:

This reporting period has experienced another interesting time for the interest sensitive markets. From May 1, 1999 through October 31, 1999, the representative total return figures ranged widely as follows:

================================================================================
                       3 MO      1YR       2YR       5YR       10YR      30YR

U.S. Treasury          Bills     Bills     Notes     Notes     Notes     Bonds
--------------------------------------------------------------------------------
                       2.36%     2.29%     1.33%     -0.38%    -2.99%    -5.05%
Total Return*
================================================================================
*Source: Salomon Brothers Indexes. Includes capital gain (loss) and paid/accrued interest.

The economy of the United States strengthened during this period to its highest level in decades driven by a boom in the telecommunications industry and other high-tech industries. Unemployment fell to its lowest level in thirty-five years. While high-tech led the way, no sector was left out of the economic expansion. Low unemployment and strong economic growth caused many investors to feel that inflation was soon to follow. The fear was not validated by government reports of inflation. All gauges of inflation rose only slightly, not to levels of concern. Having said this, however, the Federal Reserve raised short term interest rates one-quarter point on two different occasions.

Short term interest rate increases by the Fed and the fear of inflation sent longer term rates higher and bond prices lower. As a result, the price of the benchmark 30 year Treasury bond fell by 5.05% during the period. Smaller declines were experienced in short maturities. Future movement of interest rates will depend upon the investment community's perception of the effectiveness of Fed action. A strong Christmas season will give the Fed reason to increase rates again in early 2000. However, historically the Fed has been reluctant to raise rates near an election. Thus, if the Christmas season is exceptionally strong for retailers, the Fed might well raise rates one-half point in the First Quarter of 2000.

Our commitment to our Shareholders has been and always will be to work diligently to maximize investor returns. We will continue to strive to do so now and in the future.

We thank all of our investors for their confidence in our abilities to manage cash prudently and wisely.

                           Philip C. Pauze, President

PAUZE FUNDS                                                     OCTOBER 31, 1999
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
--------------------------------------------------------------------------------

                                                      Principal
                                                      or Shares        Value
                                                     -----------    -----------
     PAUZE U.S. GOVERNMENT TOTAL RETURN BOND FUND
     --------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 100.09%
     U.S. Treasury Bill, 4.45%*, 11/04/99
     (Cost $61,570,775)                              $61,590,000    $61,570,775

OTHER INVESTMENTS - 0.15%
     Firstar Treasury Fund (Cost $93,943)                 93,943         93,943
                                                                    -----------
          TOTAL INVESTMENTS
          (Cost $61,664,718) - 100.24%                               61,664,718

          Other assets and liabilities, net - (0.24%)                  (147,909)
                                                                    -----------
          NET ASSETS - 100.00%                                      $61,516,809
                                                                    ===========

     PAUZE U.S. GOVERNMENT INTERMEDIATE TERM BOND FUND
     -------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 99.62%
     U.S. Treasury Bill, 4.45%*, 11/12/99
     (Cost $4,924,742)                               $ 4,931,000    $ 4,924,742

OTHER INVESTMENTS - 0.72%
     Firstar Treasury Fund (Cost $35,751)                 35,751         35,751
                                                                    -----------

          TOTAL INVESTMENTS (Cost $4,960,493) -100.34%                4,960,493

          Other assets and liabilities, net - (0.34%)                   (16,980)
                                                                    -----------
          NET ASSETS - 100.00%                                      $ 4,943,513
                                                                    ===========

     PAUZE U.S. GOVERNMENT SHORT TERM BOND FUND
     ------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 97.20%
     U.S. Treasury Bill, 4.45*, 11/12/99             $ 1,280,000    $ 1,278,376

     U.S. Treasury Note 6.375%, 08/15/02                 200,000        202,437
                                                                    -----------
          Total U.S. Government Obligations
          (Cost $1,482,242)                                           1,480,813

OTHER INVESTMENTS - 1.79%
     Firstar Treasury Fund (Cost $27,241)                 27,241         27,241
                                                                    -----------

          TOTAL INVESTMENTS (Cost $1,509,483) - 98.99%                1,508,054

          Other assets and liabilities, net - 1.01%                      15,435
                                                                    -----------

          NET ASSETS - 100.00%                                      $ 1,523,489
                                                                    ===========

* Discount rate at October 31, 1999
See accompanying notes to financial statements.

PAUZE FUNDS                                                     OCTOBER 31, 1999
STATEMENT OF ASSETS AND LIABILITIES                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            U.S.
                                                           U.S.          GOVERNMENT          U.S.
                                                        GOVERNMENT      INTERMEDIATE      GOVERNMENT
                                                       TOTAL RETURN         TERM          SHORT TERM
                                                         BOND FUND        BOND FUND       BOND FUND
                                                       ------------     ------------     ------------
Assets:
     Investments, at value (cost $61,664,718,
      $4,960,493 and $1,509,483, respectively)         $ 61,664,718     $  4,960,493     $  1,508,054

Receivables:
       Interest                                                 188              153            2,797
       Fund shares sold                                         340             --               --
       Due from affiliates                                     --               --             13,960
Organizational costs                                           --              2,730            2,730
                                                       ------------     ------------     ------------

                Total assets                             61,665,246        4,963,376        1,527,541
                                                       ------------     ------------     ------------
Liabilities:
Accounts payable and accrued expenses                       117,814           15,639            3,408
Advisory fees payable                                        30,623            4,224              644
                                                       ------------     ------------     ------------

                Total liabilities                           148,437           19,863            4,052
                                                       ------------     ------------     ------------

                NET ASSETS                             $ 61,516,809     $  4,943,513     $  1,523,489
                                                       ============     ============     ============
Net assets consist of:
      Paid-in-capital                                  $ 68,155,175     $  5,448,970     $  1,538,495
      Undistributed net investment income                     2,169           (6,862)             110
      Accumulated net realized loss on investments       (6,640,535)        (498,595)         (13,687)
      Net unrealized depreciation of investments               --               --             (1,429)
                                                       ------------     ------------     ------------
     Net assets applicable to outstanding
          capital shares                               $ 61,516,809     $  4,943,513     $  1,523,489
                                                       ============     ============     ============
NO LOAD CLASS:
      Net assets                                       $ 60,158,834     $  3,916,658     $  1,393,012
                                                       ============     ============     ============

      Shares outstanding                                  7,002,588          407,771          139,280
                                                       ============     ============     ============
     NET ASSET VALUE, OFFERING AND REDEMPTION
          PRICE PER SHARE                              $       8.59     $       9.61     $      10.00
                                                       ============     ============     ============
CLASS B:
      Net assets                                       $  1,290,287     $  1,026,855     $    106,236
                                                       ============     ============     ============

      Shares outstanding                                    137,654          106,477           10,827
                                                       ============     ============     ============

     NET ASSET VALUE AND OFFERING PRICE PER SHARE      $       9.37     $       9.64     $       9.81
                                                       ============     ============     ============
      Minimum redemption price per share (Net asset
          value X 96.25%)                              $       9.02     $       9.28     $       9.44
                                                       ============     ============     ============
CLASS C:
      Net assets                                       $     67,688                      $     24,241
                                                       ============                      ============

      Shares outstanding                                      7,546                             2,439
                                                       ============                      ============
     NET ASSET VALUE, OFFERING AND REDEMPTION
          PRICE PER SHARE                              $       8.97                      $       9.94
                                                       ============                      ============

See accompanying notes to financial statements.

PAUZE FUNDS                            FOR THE SIX MONTHS ENDED OCTOBER 31, 1999
STATEMENT OF OPERATIONS                                              (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        U.S.
                                                        U.S.         GOVERNMENT        U.S.
                                                    GOVERNMENT      INTERMEDIATE    GOVERNMENT
                                                   TOTAL RETURN         TERM        SHORT TERM
                                                     BOND FUND       BOND FUND       BOND FUND
                                                    -----------     -----------     -----------

Investment income:
       Interest income                              $ 1,490,005     $   194,829     $    36,890
                                                    -----------     -----------     -----------
Expenses:
      Investment advisory fees                          172,910          19,331           3,808
      Administrative fees                                69,307          11,447           2,086
      Distribution fees- No load class                   70,354           8,353           1,738
      Distribution fees- Class B                          6,431           5,252             529
      Distribution fees- Class C                            336            --               136
      Accounting service fees                            59,285           9,788           1,780
      Transfer agent fees                                30,249           4,950             849
      Registration fees                                   2,011           2,011           2,011
      Shareholder reporting                                 352             352             352
      Custodian fees                                      6,033           3,017           1,508
      Legal fees                                         34,095           5,620           1,012
      Audit fees                                          7,039           3,519           2,514
      Trustees' fees and expenses                        24,029           3,961             713
      Amortization of organization expense                 --               745             745
      Miscellaneous                                      17,768           5,308           3,310
                                                    -----------     -----------     -----------

                 Total expenses                         500,199          83,654          23,091
                                                    -----------     -----------     -----------

NET INVESTMENT INCOME                                   989,806         111,175          13,799
                                                    -----------     -----------     -----------
Net realized and unrealized loss on investments:
     Net realized loss                                 (831,405)       (120,080)        (14,016)
     Net unrealized appreciation (depreciation)         609,169            --              (554)
                                                    -----------     -----------     -----------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS        (222,236)       (120,080)        (14,570)
                                                    -----------     -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS                               $   767,570     ($    8,905)    ($      771)
                                                    ===========     ===========     ===========

See accompanying notes to financial statements.

PAUZE FUNDS
STATEMENT OF CHANGES IN NET ASSETS                                   (UNAUDITED)
--------------------------------------------------------------------------------

                                                        U.S. GOVERNMENT                   U.S. GOVERNMENT
                                                     TOTAL RETURN BOND FUND         INTERMEDIATE TERM BOND FUND
                                                --------------------------------  --------------------------------
                                                Six Months Ended    Year Ended    Six Months Ended    Year Ended
                                                October 31, 1999  April 30, 1999  October 31, 1999  April 30, 1999
                                                ----------------  --------------  ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS

From operations:
   Net investment income                          $    989,806     $  2,547,099     $    111,175     $    238,675
   Net realized gain (loss)                           (831,405)      (4,518,213)        (120,080)        (263,090)
   Net unrealized appreciation (depreciation)          609,169         (608,816)            --             10,037
                                                  ------------     ------------     ------------     ------------
      Net increase (decrease) in net assets
         from operations                               767,570       (2,579,930)          (8,905)         (14,378)
                                                  ------------     ------------     ------------     ------------
Distributions to shareholders from:
   Net investment income:
      No load class                                 (1,002,132)      (2,485,025)        (106,801)        (239,328)
      Class B                                          (15,232)         (30,106)         (11,236)         (22,496)
      Class C                                             (850)          (1,391)            --               --

   Net realized gains:
      No load class                                       --         (1,264,342)            --           (102,579)
      Class B                                             --            (25,713)            --            (12,846)
      Class C                                             --               (862)            --               --
                                                  ------------     ------------     ------------     ------------

      Total distributions to shareholders           (1,018,214)      (3,807,439)        (118,037)        (377,249)
                                                  ------------     ------------     ------------     ------------

From net capital share transactions - (Note 4)       4,291,767      (14,766,212)      (4,552,795)       6,850,578
                                                  ------------     ------------     ------------     ------------

Net increase (decrease) in net assets                4,041,123      (21,153,581)      (4,679,735)       6,458,951
Net assets at beginning of period                   57,475,686       78,629,267        9,623,248        3,164,297
                                                  ------------     ------------     ------------     ------------

NET ASSETS AT END OF PERIOD                       $ 61,516,809     $ 57,475,686     $  4,943,513     $  9,623,248
                                                  ============     ============     ============     ============
Including undistributed net
   investment income of:                          $      2,169     $     30,577     ($     6,862)            --
                                                  ============     ============     ============     ============

                                                        U.S. GOVERNMENT
                                                      SHORT TERM BOND FUND
                                                --------------------------------
                                                Six Months Ended    Year Ended
                                                October 31, 1999  April 30, 1999
                                                ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS

From operations:
   Net investment income                          $     13,799     $    119,593
   Net realized gain (loss)                            (14,016)          50,479
   Net unrealized appreciation (depreciation)             (554)          (6,819)
                                                  ------------     ------------
      Net increase (decrease) in net assets
         from operations                                  (771)         163,253
                                                  ------------     ------------
Distributions to shareholders from:
   Net investment income:
      No load class                                    (13,010)        (123,663)
      Class B                                             (563)          (1,906)
      Class C                                             (116)          (2,408)

   Net realized gains:
      No load class                                       --            (44,247)
      Class B                                             --             (1,238)
      Class C                                             --               (456)
                                                  ------------     ------------

      Total distributions to shareholders              (13,689)        (173,918)
                                                  ------------     ------------

From net capital share transactions - (Note 4)        (616,007)         138,097
                                                  ------------     ------------

Net increase (decrease) in net assets                 (630,467)         127,432
Net assets at beginning of period                    2,153,956        2,026,524
                                                  ------------     ------------

NET ASSETS AT END OF PERIOD                       $  1,523,489     $  2,153,956
                                                  ============     ============
Including undistributed net
   investment income of:                                   110             --
                                                  ============     ============

See accompanying notes to financial statements.

PAUZE FUNDS
FINANCIAL HIGHLIGHTS                                                 (UNAUDITED)
--------------------------------------------------------------------------------
For a capital share outstanding throughout each period indicated:

                     U.S. GOVERNMENT TOTAL RETURN BOND FUND

                                                                           NO LOAD
                                        ------------------------------------------------------------------------------
                                         5/1/99                             Year Ended April 30,
                                           to         ----------------------------------------------------------------
                                        10/31/99        1999          1998          1997          1996         1995 #
                                        --------      --------      --------      --------      --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD    $   8.62      $   9.60      $   9.17      $   9.54      $   9.37      $   9.25
                                        --------      --------      --------      --------      --------      --------
Income from investment operations:
     Net investment income                  0.15          0.35          0.43          0.45          0.44          0.35
     Net realized and unrealized
        gain (loss) on investments         (0.03)        (0.79)         1.27         (0.37)         0.31          0.12

Dividends from net investment
income                                     (0.15)        (0.35)        (0.44)        (0.45)        (0.44)        (0.35)

Distributions from capital gains            --           (0.19)        (0.83)         --           (0.14)         --
                                        --------      --------      --------      --------      --------      --------

NET ASSET VALUE, END OF PERIOD          $   8.59      $   8.62      $   9.60      $   9.17      $   9.54      $   9.37
                                        ========      ========      ========      ========      ========      ========

TOTAL RETURN                               1.44%        -4.83%        18.91%         0.80%         8.08%         5.21%

Ratios to Average Net Assets (a)
     Net investment income                 3.48%         3.73%         4.41%         4.75%         4.74%         4.87%
     Total expenses (before waivers)       1.73%         1.68%         1.65%         1.40%         1.23%         1.66%

    Waivers (b)                            0.00%         0.00%         0.00%         0.00%         0.00%        -0.16%
     Net expenses                          1.73%         1.68%         1.65%         1.40%         1.23%         1.50%

Net assets, end of period (000's)       $ 60,158      $ 56,124      $ 78,350      $ 67,936      $ 71,294      $ 31,994

                                                      CLASS B                                          CLASS C
                                        --------------------------------------------------      ----------------------
                                         5/1/99           Year Ended 4/30         9/3/97*        5/1/99       5/13/98*
                                           to         ----------------------        to             to           to
                                        10/31/99        1999          1998        4/30/97       10/31/99      4/30/99
                                        --------      --------      --------      --------      --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD    $   9.39      $  10.41      $   9.84      $  10.00      $   8.99      $  10.00
                                        --------      --------      --------      --------      --------      --------
Income from investment operations:
     Net investment income                  0.11          0.27          0.36          0.27          0.11          0.28
     Net realized and unrealized
        gain (loss) on investments         (0.02)        (0.83)         1.40         (0.16)        (0.02)        (0.82)

Dividends from net investment
income                                     (0.11)        (0.27)        (0.36)        (0.27)        (0.11)        (0.28)

Distributions from capital gains            --           (0.19)        (0.83)         --            --           (0.19)
                                        --------      --------      --------      --------      --------      --------

NET ASSET VALUE, END OF PERIOD          $   9.37      $   9.39      $  10.41      $   9.84      $   8.97      $   8.99
                                        ========      ========      ========      ========      ========      ========

TOTAL RETURN                               0.98%        -5.57%        18.16%         1.09%         1.05%        -5.63%

Ratios to Average Net Assets (a)
     Net investment income                 2.28%         2.98%         3.41%         3.82%         2.44%         2.98%
     Total expenses (before waivers)       2.48%         2.43%         2.66%         2.33%         2.48%         2.43%

    Waivers (b)                            0.00%         0.00%         0.00%         0.00%         0.00%         0.00%
     Net expenses                          2.48%         2.43%         2.66%         2.33%         2.48%         2.43%

Net assets, end of period (000's)       $  1,290      $  1,285      $    280      $    387      $     68      $     67

*    Commencement of operations.
#    For the period July 1, 1994 to April 30, 1995 when fiscal year end changed.
(a) Ratios are annualized for periods of less than one year, except for the total return ratio.
(b) Expenses waived reflect reductions to total expenses and would, similarly, decrease the net investment income ratio for the period had such reductions not occurred.

See accompanying notes to financial statements.

PAUZE FUNDS
FINANCIAL HIGHLIGHTS                                                 (UNAUDITED)
--------------------------------------------------------------------------------
For a capital share outstanding throughout each period indicated:

                     U.S. GOVERNMENT INTERMEDIATE BOND FUND

                                                                     NO LOAD
                                                --------------------------------------------------
                                                 5/1/99        Year Ended April 30,       10/10/96*
                                                   to         ----------------------         to
                                                10/31/99        1999          1998         4/30/97
                                                --------      --------      --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD            $   9.77      $  10.10      $   9.72      $  10.00
                                                --------      --------      --------      --------
Income from investment operations:
     Net investment income                          0.13          0.33          0.34          0.18
     Net realized and unrealized gain (loss)
        on investments                             (0.14)        (0.21)         0.43         (0.19)

Dividends from net investment income               (0.15)        (0.33)        (0.34)        (0.18)

Distributions from capital gains                    --           (0.12)        (0.05)        (0.09)

NET ASSET VALUE, END OF PERIOD                  $   9.61      $   9.77      $  10.10      $   9.72

TOTAL RETURN                                      -0.14%          1.13%         8.01%       -0.12%

Ratios of Average Net Assets (a)
     Net investment income                          3.07%         3.15%         3.51%         3.23%
     Total expenses (before waivers)                2.02%         1.66%         2.17%         2.48%
     Waivers (b)                                    0.00%         0.00%         0.00%       -0.01%
     Net expenses                                   2.02%         1.66%         2.17%         2.47%

Net assets, end of period  (000's)              $  3,917      $  8,564      $  2,722      $  1,247

                                                                      CLASS B
                                                --------------------------------------------------
                                                 5/1/99        Year Ended April 30,       10/10/96*
                                                   to         ----------------------         to
                                                10/31/99        1999          1998         4/30/97
                                                --------      --------      --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD            $   9.81      $  10.12      $   9.74      $  10.00
                                                --------      --------      --------      --------
Income from investment operations:
     Net investment income                          0.09          0.25          0.26          0.18
     Net realized and unrealized gain (loss)
        on investments                             (0.16)        (0.19)         0.43         (0.15)

Dividends from net investment income               (0.10)        (0.25)        (0.26)        (0.17)

Distributions from capital gains                    --           (0.12)        (0.05)        (0.12)

NET ASSET VALUE, END OF PERIOD                  $   9.64      $   9.81      $  10.12      $   9.74

TOTAL RETURN                                      -0.67%         0.58%         7.13%         0.32%

Ratios of Average Net Assets (a)
     Net investment income                         1.88%         2.40%         2.55%         2.64%
     Total expenses (before waivers)               3.24%         2.41%         2.96%         3.20%
     Waivers (b)                                   0.00%         0.00%         0.00%        -0.02%
     Net expenses                                  3.24%         2.41%         2.96%         3.18%

Net assets, end of period  (000's)              $  1,027      $  1,060      $    442      $  1,418

*    Commencement of operations.
(a) Ratios are annualized for periods of less than one year, except for the total return ratio.
(b) Expenses waived reflect reductions to total expenses and would, similarly, decrease the net investment income ratio for the period had such reductions not occurred.

See accompanying notes to financial statements.

PAUZE FUNDS
FINANCIAL HIGHLIGHTS                                                 (UNAUDITED)
--------------------------------------------------------------------------------
For a capital share outstanding throughout each period indicated:

                      U.S. GOVERNMENT SHORT TERM BOND FUND

                                                         NO LOAD                                         CLASS B
                                       --------------------------------------------    --------------------------------------------
                                        5/1/99       Year Ended 4/30        9/3/96*     5/1/99       Year Ended 4/30       11/7/96*
                                          to       --------------------       to          to       --------------------       to
                                       10/31/99      1999        1998      04/30/97    10/31/99     1999 #       1998 #    04/30/97
                                       --------    --------    --------    --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD   $  10.09    $  10.06    $   9.98    $  10.00    $   9.91    $  10.00    $   9.96    $  10.00
                                       --------    --------    --------    --------    --------    --------    --------    --------
Income from investment operations:                                                                                             0.13
     Net investment income                 0.10        0.29        0.29        0.14        0.05        0.14        0.13
     Net realized and unrealized gain
        (loss) on investments             (0.10)       0.19        0.08       (0.01)      (0.10)       0.07        0.07       (0.03)

Dividends from net investment income      (0.09)      (0.33)      (0.29)      (0.14)      (0.05)      (0.18)      (0.13)      (0.13)

Distributions from capital gains           --         (0.12)       --         (0.01)       --         (0.12)       --         (0.01)

Liquidations from Capital                  --          --          --          --          --          --        (10.03)       --
                                       --------    --------    --------    --------    --------    --------    --------    --------

NET ASSET VALUE, END OF PERIOD         $  10.00    $  10.09    $  10.06    $   9.98    $   9.81    $   9.91    $   0.00    $   9.96
                                       ========    ========    ========    ========    ========    ========    ========    ========

TOTAL RETURN                              0.05%       4.79%       3.76%       1.25%     -0.48%        2.11%       1.99%       1.05%

Ratios to Average Net Assets (a)
     Net investment income                1.91%       3.15%       3.18%       2.58%       1.08%       2.40%       2.01%       1.96%
     Total expenses (before waivers)      3.00%       1.73%       2.60%       5.18%       3.76%       2.48%       3.56%       6.01%
     Waivers (b)                          0.00%       0.00%      -0.18%      -2.15%       0.00%       0.00%       0.00%      -2.16%
     Net expenses                         3.00%       1.73%       2.42%       3.03%       3.76%       2.48%       3.56%       3.85%

Net assets, end of period  (000's)     $  1,393    $  2,008    $  1,868    $    236    $    106    $    106        --      $    177


                                                         CLASS C
                                       --------------------------------------------
                                        5/1/99       Year Ended 4/30        9/3/96*
                                          to       --------------------       to
                                       10/31/99      1999        1998      04/30/97
                                       --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD   $  10.00    $   9.98    $   9.91    $  10.00
                                       --------    --------    --------    --------
Income from investment operations:
     Net investment income                 0.05        0.22        0.22        0.09
     Net realized and unrealized gain
        (loss) on investments             (0.06)       0.18        0.07       (0.10)

Dividends from net investment income      (0.05)      (0.26)      (0.22)      (0.08)

Distributions from capital gains           --         (0.12)       --          --

Liquidations from Capital                  --          --          --          --
                                       --------    --------    --------    --------

NET ASSET VALUE, END OF PERIOD         $   9.94    $  10.00    $   9.98    $   9.91
                                       ========    ========    ========    ========

TOTAL RETURN                             -0.14%       4.01%       2.93%      -0.07%

Ratios to Average Net Assets (a)
     Net investment income                0.88%       2.40%       2.22%       1.74%
     Total expenses (before waivers)      3.73%       2.48%       3.49%       5.55%
     Waivers (b)                          0.00%       0.00%      -0.23%      -2.02%
     Net expenses                         3.73%       2.48%       3.26%       3.53%

Net assets, end of period  (000's)     $     24    $     39    $    158    $    302

*    Commencement of operations.
#    Class B ceased  operations  from  December 20, 1998 through  September  16,
     1998.
(a) Ratios are annualized for periods of less than one year, except for the total return ratio.
(b) Expenses waived reflect reductions to total expenses and would, similarly, decrease the net investment income ratio for the period had such reductions not occurred.

See accompanying notes to financial statements.

PAUZE FUNDS                                                     October 31, 1999
Notes to Financial Statements                                        (Unaudited)
--------------------------------------------------------------------------------

1.   ORGANIZATION

Pauze Funds (the "Trust") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Massachusetts business trust on October 15, 1993. There are presently four series within the Trust: the Pauze U.S. Government Total Return Bond Fund (the "Total Return Fund"), which commenced operations on January 10, 1994; the Pauze U.S. Government Intermediate Term Bond Fund (the "Intermediate Term Fund"), which commenced operations on September 3, 1996; the Pauze U.S. Government Short Term Bond Fund (the "Short Term Fund"), which commenced operations on September 3, 1996; and the Pauze Tombstone Fund, which is not a subject of these financial statements. The three series included in these financial statements are collectively referred to herein as the "Funds" and individually as a "Fund".

Each Fund seeks to provide investors with a high total return (investment income plus or minus realized and unrealized capital appreciation and depreciation) consistent with preservation of capital and liquidity.

Shares of each Fund are issued in classes. No load shares and Class C shares are sold and redeemed at net asset value without sales commission or redemption fees. Class B shares are sold at net asset value and are subject to a maximum 3.75% contingent deferred sales charge on redemptions made within seven years of purchase.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION. Fund securities (except securities with less than 60 days to maturity and repurchase agreements) are valued at market prices based on an independent pricing service, or, in the event such service is not available, at the mean between the most recent bid and ask prices as obtained from one or more dealers that make markets in the securities. Short-term investments with maturities of 60 days or less at the time of purchase are valued on the amortized cost basis. If the Advisor determines that amortized cost does not reflect fair value of a security, the Board may select an alternative method of valuing the security.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Investment transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the identified cost basis. Interest income is recorded on the basis of coupon interest accrued daily adjusted for amortization of premiums and accretion of discount. Dividend income is recorded on the ex-dividend date.

REPURCHASE AGREEMENTS. The Trust's policy is for the custodian to hold, as collateral for the repurchase agreement, underlying securities with a value of at least 102% of the repurchase price. In the event of default or bankruptcy by the other party a Fund has a right to the collateral, which may be subject to legal proceedings, for satisfaction of the obligation.

PAUZE FUNDS                                                     October 31, 1999
Notes to Financial Statements                                        (Unaudited)
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ORGANIZATIONAL COSTS. Organizational costs incurred by the Trust were capitalized and are being amortized ratably over a five-year period from commencement of operations of the Fund. If the initial shares of a Fund are redeemed during the amortization period, the redemption proceeds will be reduced by any unamortized organization expenses.

INCOME AND EXPENSES. Each Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Trust expenses are allocated based on the relative net assets of each Fund or on another reasonable basis. Class specific expenses are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated to each class of shares based on the relative net assets of each class.

FEDERAL INCOME TAXES. Each Fund intends to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders.
Accordingly, no federal income tax provision is required.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on ex-dividend date. The Funds generally pay dividends monthly and capital gains distributions, if any, at least annually. The Funds distribute tax basis earnings in accordance with the minimum distribution requirements of the Internal Revenue Code, which may result in dividends or distributions in excess of financial statement (book) earnings. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

3.   INVESTMENT TRANSACTIONS

TOTAL RETURN FUND

For the six months ended October 31, 1999, the cost of purchases and proceeds from sales/maturities of investments, excluding short-term investments, were $341,120,081 and $343,559,069, respectively. All purchases and sales were U.S. Government securities. At October 31, 1999, there was no unrealized appreciation (depreciation) of investments and the cost of investments for federal income tax purposes was $61,664,718.

INTERMEDIATE TERM FUND

For the six months ended October 31, 1999, the cost of purchases and proceeds from sales/maturities of investments, excluding short-term investments, were $50,716,641 and $50,598,438, respectively. All purchases and sales were U.S. Government securities. At October 31, 1999, there was no unrealized appreciation (depreciation) of investments and the cost of investments for Federal income tax purposes was $4,960,493.

SHORT TERM FUND

For the six months ended October 31, 1999, the cost of purchases and proceeds from sales/maturities of investments, excluding short-term investments, were $204,250 and $1,385,547, respectively. All purchases and sales were U.S. Government securities. At October 31, 1999, the gross and net unrealized depreciation of investments for tax purposes was $1,429 and the cost of investments for Federal income tax purposes was $1,509,483.

PAUZE FUNDS                                                     October 31, 1999
Notes to Financial Statements                                        (Unaudited)
--------------------------------------------------------------------------------

4.   CAPITAL SHARE TRANSACTIONS

Each class of shares in each Fund has an unlimited number of no par value shares authorized. The following is a summary of capital share activity for the period indicated:

                                  SIX MONTHS ENDED                    YEAR ENDED
                                  OCTOBER 31, 1999                  APRIL 30, 1999
                           -----------------------------     -----------------------------
                              SHARES           AMOUNT           SHARES           AMOUNT
                           ------------     ------------     ------------     ------------
TOTAL RETURN FUND
-----------------

NO LOAD CLASS
Shares sold                     748,900     $  6,450,860          811,609     $  7,643,904
Shares reinvested                45,145          387,605          154,843        1,414,273
Shares redeemed                (299,242)      (2,555,042)      (2,617,422)     (25,041,204)
                           ------------     ------------     ------------     ------------
NET INCREASE (DECREASE)         494,803     $  4,283,423       (1,650,970)    ($15,983,027)
                           ============     ============     ============     ============

CLASS B
Shares sold                         396     $      3,712          193,172     $  2,032,042
Shares reinvested                 1,631           15,232            5,584           56,373
Shares redeemed                  (1,234)         (11,450)         (88,776)        (944,612)
                           ------------     ------------     ------------     ------------
NET INCREASE                        793     $      7,494          109,980     $  1,143,803
                           ============     ============     ============     ============

CLASS C
Shares sold                        --       $       --              7,215     $     70,761
Shares reinvested                    95              850              236            2,251
Shares redeemed                    --               --               --               --
                           ------------     ------------     ------------     ------------
NET INCREASE                         95     $        850            7,451     $     73,012
                           ============     ============     ============     ============

INTERMEDIATE TERM FUND
----------------------

NO LOAD CLASS
Shares sold                      26,741     $    260,681          642,136     $  6,543,518
Shares reinvested                 5,333           51,684           18,500          185,839
Shares redeemed                (500,613)      (4,850,194)         (53,913)        (543,229)
                           ------------     ------------     ------------     ------------
NET INCREASE (DECREASE)        (468,539)    ($ 4,537,829)         606,723     $  6,186,128
                           ============     ============     ============     ============

CLASS B
Shares sold                        --       $       --             67,215     $    693,855
Shares reinvested                 1,155           11,236            3,505           35,341
Shares redeemed                  (2,715)         (26,200)          (6,342)         (64,746)
                           ------------     ------------     ------------     ------------
NET INCREASE (DECREASE)          (1,560)    ($    14,964)          64,378     $    664,450
                           ============     ============     ============     ============

PAUZE FUNDS                                                     October 31, 1999
Notes to Financial Statements                                        (Unaudited)
--------------------------------------------------------------------------------

4.   CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                  SIX MONTHS ENDED                    YEAR ENDED
                                  OCTOBER 31, 1999                  APRIL 30, 1999
                           -----------------------------     -----------------------------
                              SHARES           AMOUNT           SHARES           AMOUNT
                           ------------     ------------     ------------     ------------
SHORT TERM FUND
---------------

NO LOAD CLASS
Shares sold                      11,145     $    110,932          697,901     $  7,114,217
Shares reinvested                 1,153           11,505            7,493           75,779
Shares redeemed                 (72,058)        (724,631)        (692,061)      (7,038,390)
                           ------------     ------------     ------------     ------------
NET INCREASE (DECREASE)         (59,760)    ($   602,194)          13,333     $    151,606
                           ============     ============     ============     ============

CLASS B
Shares sold                          64     $        623           10,390     $    103,896
Shares reinvested                    57              563              316            3,144
Shares redeemed                    --               --               --               --
                           ------------     ------------     ------------     ------------
NET INCREASE                        121     $      1,186           10,706     $    107,040
                           ============     ============     ============     ============

CLASS C
Shares sold                        --       $       --               --       $       --
Shares reinvested                    12              116              286            2,863
Shares redeemed                  (1,517)         (15,115)         (12,223)        (123,412)
                           ------------     ------------     ------------     ------------
NET DECREASE                     (1,505)    ($    14,999)         (11,937)    ($   120,549)
                           ============     ============     ============     ============

5.   TRANSACTIONS WITH THE ADVISOR AND AFFILIATES

Pauze, Swanson & Associates Investment Advisors, Inc. d/b/a Pauze Swanson Capital Management Co. (the "Advisor"), under an Advisory Agreement with the Trust in effect through October 31, 2000, furnishes management and investment advisory services and, subject to the supervision of the Trust's Board of Trustees, directs the investments of the Trust in accordance with the individual Fund's investment objectives, policies and limitations.

Total Return Fund pays a monthly management fee at the annual rate of 0.60% of the average daily net assets on the first $100 million, 0.50% on the next $150 million, 0.45% on the next $250 million and 0.40% on net assets in excess of $500 million. Intermediate Term Fund and Short Term Fund each pay a monthly management fee at the annual rate of 0.50% of the average daily net assets.

PAUZE FUNDS                                                     October 31, 1999
Notes to Financial Statements                                        (Unaudited)
--------------------------------------------------------------------------------

5.   TRANSACTIONS WITH THE ADVISOR AND AFFILIATES (CONTINUED)

Effective July 1, 1999, Champion Fund Services ("Champion"), an affiliate of the Advisor, became the Administrator, Fund Accounting Agent and Transfer Agent for the Trust under a two year contract. The annual fees of $145,000, $125,000 and $90,000 plus $20 per shareholder account, respectively, and standard out-of-pocket expenses are paid monthly and allocated to the four funds in the Trust based on each fund's relative net assets. The Administrator is responsible for financial reporting, compliance monitoring and corporate management. The Fund Accounting Agent determines the net asset value per share of each Fund and provides accounting services to the Trust. The Transfer Agent provides shareholder services and is the dividend paying agent of the Trust. The fees to Champion for the period ended October 31, 1999 were:

                            Total Return      Intermediate Term     Short Term
                            ------------      -----------------     ----------
Administrative fees            $40,410             $6,548             $1,222
Accounting service fees         34,836              5,645              1,053
Transfer agency fees            25,082              4,064                758

Such services were provided by another service company in May and June and the Bond Funds' combined fees for that period were $64,468.

B. C. Ziegler and Company ("Distributor"), an indirect affiliate of the Advisor, became the Trust agent in connection with the distribution of Fund shares effective July 1, 1999. For the services provided, the Distributor receives an annual fee of $30,000 from the Trust. The Bond Funds' share of this expense for the period ended October 31, 1999 was $12,910.

Independent trustees each receive an annual fee of $11,000 from the Trust plus $500 per meeting and out-of-pocket expenses. Certain employees of the Advisor and Champion are trustees and officers of the Trust but receive no compensation from the Trust.

The Trust has adopted a plan of distribution under Rule 12b-1 of the Investment Company Act of 1940 for each Fund, with separate provisions for each class of shares. The Advisor, for its distribution related services and expenses, receives a 12b-1 fee at an annual rate of 0.25% of each Fund's average net assets. Additionally, the Advisor receives a 12b-1 annual fee of 0.75% of the average net assets of Class B shares as compensation for fees the Advisor paid to broker-dealers. Class C shares pay an annual 12b-1 fee of 0.75% of their average net assets directly to broker-dealers. All fees are paid monthly. Under the plans, the Advisor bears all distribution expenses of the Funds in excess of the 12b-1 fees, however, the fees received by the Advisor for any class of shares during any year may be more or less than its distribution related costs.

                                 PAUZE FUNDS(TM)

          RESULTS OF SPECIAL MEETING OF SHAREHOLDERS ON OCTOBER 8, 1999


A special meeting of the Shareholders of the Pauze Funds(TM) was held on October 8, 1999.

The first matter voted upon was the election of Trustees. The results were as follows:

Nominee                      Votes For          Votes Against         Abstaining
-------                      ---------          -------------         ----------

Patricia S. Dobson         7,112,257.136          1,340.098              8,759

Philip C. Pauze            7,112,049.069          1,548.165              8,756

Robert J. Pierce           7,112,257.136          1,340.098              8,756

Gordon Anderson, Wayne Collins, and Paul Hilbert each continued their term of office as director after the special meeting.

The next matter voted upon was the ratification of the selection of Tait, Weller & Baker as independent accounts for the Trust for the fiscal year ending April 30, 2000. The Shareholders ratified the selection and the results of the voting were as follows:

Fund                         Votes For          Votes Against         Abstaining
----                         ---------          -------------         ----------

Total Return Bond Fund     6,135,800.242         10,779.953                  0

Intermediate Term Fund       741,122.248                  0                  0

Short Term Fund              101,454.671                  0              4,255